Cover	12 Months Ended
May 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Aphria Inc.
Entity Central Index Key	0001733418
Document Type	40-F
Document Period End Date	May 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	286,520,265
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA
Trading Symbol	APHA
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ